Financial risk management (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 340,877	$ 261,603
Financial liabilities	(3,003,336)	(2,920,301)
Interest rate swaps	2,990	269
Total	(2,659,469)	(2,658,429)
Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	51,042	46,433
Financial liabilities	(748,777)	(353,934)
Total	$ (697,735)	$ (307,501)